Income Taxes - Income Tax Expense (Benefit) Attributable to Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Federal	$ 1,234	$ 0	$ 0
State	605	(30)	37
Deferred tax expense (benefit):
Federal	7,463	0	0
State	(2,729)	0	0
Income tax expense	$ 6,573	$ (30)	$ 37